Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Detail)
¥ in Millions
	3 Months Ended		9 Months Ended
	Dec. 31, 2019 JPY (¥) Property	Dec. 31, 2018 JPY (¥) Property	Dec. 31, 2019 JPY (¥) Property		Dec. 31, 2018 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount	¥ 518	¥ 0	¥ 554		¥ 26
Write-downs due to decline estimated future cash flows, number of properties | Property	1
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount	¥ 509	¥ 0	¥ 529		¥ 16
Write-downs due to decline estimated future cash flows, number of properties | Property		0	2		1
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline estimated future cash flows, amount	¥ 9	¥ 0	¥ 25	[1]	¥ 10	[1]

[1]	For the “Others,” the number of properties is omitted.